Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues
Revenues	$ 33,107	$ 32,497	$ 63,637	$ 65,354	$ 131,226
Cost of revenues
Cost of revenues	25,921	25,602	49,260	50,424	101,176
Gross profit	7,186	6,895	14,377	14,930	30,050
Operating expenses
Sales and marketing	3,765	3,279	7,394	6,274	13,329
General and administrative	3,267	2,606	5,519	5,137	9,544
Total operating expenses	7,032	5,885	12,913	11,411	22,873
Operating income	154	1,010	1,464	3,519	7,177
Financial income (expenses), net	77	(200)	(32)	(370)	(541)
Income before taxes on income	231	810	1,432	3,149	6,636
Income taxes	10	180	299	795	1,581
Net income	221	630	1,133	2,354	5,055
Net loss attributable to non-controlling interest	(4)	(45)	(18)	(117)	(95)
Net income attributable to shareholders	$ 225	$ 675	$ 1,151	$ 2,471	$ 5,150
Earnings per ordinary share attributable to shareholders
Basic earnings per share	$ 0.01	$ 0.04	$ 0.07	$ 0.14	$ 0.30
Diluted earnings per share	$ 0.01	$ 0.04	$ 0.07	$ 0.14	$ 0.29
Weighted average number of shares used to compute:
Basic earnings per share	17,392,614	17,346,561	17,392,345	17,346,561	17,365,608
Diluted earnings per share	17,672,593	17,675,698	17,665,055	17,739,860	17,671,975
Content management and distribution services [Member]
Revenues
Revenues	$ 30,101	$ 29,665	$ 57,668	$ 59,645	$ 119,750
Cost of revenues
Cost of revenues	23,314	23,093	44,005	45,453	91,215
Gross profit	6,787	6,572	13,663	14,192
Mobile satellite services [Member]
Revenues
Revenues	3,006	2,832	5,969	5,709	11,476
Cost of revenues
Cost of revenues	2,607	2,509	5,255	4,971	$ 9,961
Gross profit	$ 399	$ 323	$ 714	$ 738